AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 1, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a change to the investment strategy of the Multimanager Multi-Sector Bond Portfolio and updated information regarding the Class K shares of the Multimanager Technology Portfolio. In addition, this Supplement provides new information regarding the voluntary waiver by AXA Equitable Funds Management Group, LLC (“FMG LLC”), as Manager and Administrator to each Portfolio, of all or a portion of its management and administration fees and the reimbursement of other expenses to limit the expenses of each of the following Portfolios, as further described below:

Multimanager Aggressive Equity Portfolio;

Multimanager International Equity Portfolio;

Multimanager Large Cap Core Equity Portfolio;

Multimanager Large Cap Value Portfolio;

Multimanager Mid Cap Growth Portfolio;

Multimanager Mid Cap Value Portfolio;

Multimanager Multi-Sector Bond Portfolio;

Multimanager Small Cap Growth Portfolio;

Multimanager Small Cap Value Portfolio; and

Multimanager Technology Portfolio

(each, a “Portfolio”, together, the “Portfolios”).

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Information Regarding

Multimanager Multi-Sector Bond Portfolio

The following information replaces the third sentence of the third paragraph under the section entitled “Investments, Risks, and Performance – Principal Investment Strategies of the Portfolio” of the Prospectus:

Under normal circumstances, the Manager anticipates allocating approximately 70% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 30% of net assets among the Active Allocated Portions.

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Information Regarding

Multimanager Technology Portfolio

The second paragraph under the section entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table” is hereby deleted in its entirety and replaced with the following information:

The Class K shares have not commenced operations. It is anticipated that the Class K shares will commence operations on or about August 29, 2012. The performance information shown in the table below for the Class K shares is the performance of the Class A shares, which reflects the effect of 12b-1 fees paid by Class A shares. Class K shares do not pay any 12b-1 fees.

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